Accrued and Other Liabilities - Accrued Liabilities (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 564	$ 447	$ 535
Accrued compensation and benefits	156	272	266
Lease liability	32	35	47
Other accrued liabilities	235	152	176
Accrued liabilities	$ 987	$ 906	$ 1,024